Stockholders’ Equity (Deficit) - Summary of Stock Option Activity (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Equity [Abstract]
Number of options Outstanding at the beginning of the period	4,043,000	5,319,000	9,933,500
Number of options Exercisable at beginning of the period	3,328,000	1,640,500	4,332,500
Number of options Granted			2,000,000
Number of options Exercised
Number of options Forfeited/Cancelled	(300,000)	(1,276,000)	(6,614,500)
Number of options Outstanding at the end of the period	3,743,000	4,043,000	5,319,000
Number of options Exercisable at end of the period	3,278,000	3,328,000	1,640,500
Weighted Average Exercise Price Outstanding at the beginning of the period	$ 0.58	$ 0.57	$ 0.70
Weighted Average Exercise Price Exercisable at beginning of the period	0.57	0.47	0.41
Weighted Average Exercise Price Granted			0.55
Weighted Average Exercise Price Exercised
Weighted Average Exercise Price Forfeited/Cancelled
Weighted Average Exercise Price Outstanding at the end of the period	0.59	0.58	0.57
Weighted Average Exercise Price Exercisable at end of the period	$ 0.59	$ 0.57	$ 0.47